Operating leases - Schedule of Operating Lease Maturity (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Leases [Abstract]
Year 1	$ 44,466
Year 2	33,902
Year 3	26,909
Year 4	22,801
Year 5	16,924
Thereafter	38,952
Total future minimum lease payments	183,954
Lease imputed interest	(14,729)
Total	$ 169,225